Shareholders' equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Shareholders' equity

Note 13: — Shareholders' equity

a.

The Company’s board of directors and the Company’s shareholders approved a 1‑for 6.69 reverse share split of the Company’s Ordinary shares and Protected ordinary shares during the second quarter of 2019. As a result of the reverse share split, (i) every 6.69 authorized, issued and outstanding Ordinary share or Protected ordinary share was decreased to one share of authorized, issued and outstanding Ordinary share or Protected ordinary share, (ii) the number of Ordinary shares into which each outstanding warrant or option to purchase an ordinary share is exercisable was proportionally decreased on a 1‑for 6.69 basis, and (iii) all share prices and exercise prices were proportionally increased. All Ordinary shares and Protected ordinary shares, options, warrants, exercise prices, per share data and loss per share amounts have been adjusted retroactively for all periods presented in these financial statements to reflect the 1‑for 6.69 reverse share split.

b.	The number of authorized shares as of December 31, 2019 and 2018 was 75,000,000 and 31,390,135, respectively.
c.	Ordinary shares and Protected ordinary shares:

Immediately prior to the closing of the IPO 18,654,270 Protected ordinary shares were exchanged for Ordinary shares upon the adoption of the Company’s amended and restated articles of association.

Ordinary shares and Protected ordinary shares issued and outstanding consisted of the following as of:

	December 31,
	2019	2018
A1 protected ordinary shares	—	8,492,054
A2 protected ordinary shares	—	4,302,386
A3 protected ordinary shares	—	3,350,038
A4 protected ordinary shares	—	2,317,434
Ordinary shares	31,937,772	7,063,458
	31,937,772	25,525,370

Holders of Ordinary shares and Protected ordinary shares are entitled to one vote per share and dividends whenever funds are legally available and when, as, and if declared by the Company’s board of directors.

In November 2018, the Company issued 2,317,434 A4 Protected ordinary shares for an aggregate net amount of $52,995 from a new investor and certain existing investors at a share price of $22.88.

In February 2019, the Company issued 182,752 A4 Protected ordinary shares for an aggregate amount of $4,125, net of $60 issuance cost, to an existing investor at a share price of $22.88. This transaction was an extension of the November 2018 issuance of A4 Protected ordinary shares. Since all of the Protected ordinary shares purchased were issued to an existing investor, the incremental value between the share price and the fair value of the A4 Protected ordinary shares was accounted for as a deemed dividend in the amount of $632, which was recorded in the consolidated statements of changes in shareholders’ equity as an increase in share capital and additional paid-in capital with a corresponding increase in the accumulated deficit.

d.   Share based compensation:

In 2011, the board of directors adopted the 2011 share option plan for employees, officers, directors and consultants (the “2011 Plan"). Each option granted under the 2011 Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years. As of December 31, 2019, the Company is no longer granting any awards under the 2011 Plan.

In 2019, the board of directors adopted the 2019 share incentive plan (the “2019 Plan”) for employees, officers, directors and consultants. The 2019 Plan provides for the grant of stock options (including incentive stock options and non-qualified stock options), Ordinary shares, restricted shares, restricted share units and other share-based awards. Ordinary shares subject to the 2011 Plan that expire or become exercisable without having been exercised in full, would become available again for future grant under the 2019 Plan.

Each option granted under the 2019 Plan expires no later than seven years from the date of grant. The vesting period of the options is generally four years.

As of December 31, 2019, the number of Ordinary shares reserved and available for grant and issuance pursuant to the 2011 Plan and 2019 Plan was 4,862,550 ordinary shares. As of December 31, 2019, the total of Ordinary shares available for future grants was 284,008.

As of December 31, 2018, the total of ordinary shares available for future grants was 12,006.

Status of options

The following table summarizes the status of the options as of and for:

	December 31, 2019
			Weighted-
			average
		Weighted-	remaining
		average	contractual
	Number of	exercise	term
	options	price	(in years)
Outstanding at the beginning of the year	2,974,891	5.86	8.32
Granted	1,829,455	16.87
Exercised	(161,398)	5.37
Forfeited	(182,659)	11.07
Outstanding at the end of the year	4,460,289	9.93	8.07
Exercisable at the end of the year	1,662,729	5.70	6.85

The weighted-average grant-date fair value of options granted was $11.99, $1.27 and $0.40 per share for the years ended December 31, 2019, 2018 and 2017, respectively.

The fair value of these options was estimated on the grant date based on the following weighted average assumptions for:

	Year ended
	December 31,
	2019	2018	2017
Volatility	50%	45% – 50%	51% – 56%
Expected term in years	5.0 – 6.11	5.25 – 6.25	6.25
Risk-free interest rate	1.52% – 2.59%	2.0% – 3.07%	2.0% – 2.4%
Estimated fair value of underlying ordinary shares	12.8 – 22.64	8.69 – 18.47	4.75 – 5.56
Dividend yield	0%	0%	0%

The options outstanding under the 2011 plan and 2011 sub-plan as of December 31, 2019 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
		Weighted		Weighted
		average		average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00-$0.33	157,655	8.64	45,546	7.78
$1.61- $2.01	449,173	4.58	449,173	4.58
$4.48- $5.55	1,482,296	7.63	880,095	7.38
$8.70- $10.84	324,749	8.22	111,809	7.77
$12.78- $18.46	1,475,433	8.97	93,148	8.86
$21.81-$24.79	570,983	9.41	82,958	9.47
	4,460,289	8.07	1,662,729	6.85
Aggregate intrinsic value	$60,513		$29,601

Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.

The aggregate intrinsic value of the exercised options was $2,715, $5,716 and $593 for the years ended December 31, 2019, 2018 and 2017, respectively.

The grant-date fair value of vested options was $5,768, $972 and $501 for the years ended December 31, 2019, 2018 and 2017, respectively.

The total unrecognized compensation cost as of December 31, 2019 was $26,227, which will be recognized over a weighted-average period of 2.91 years.

Status of RSU

The following table summarizes the status of RSU as of and for:

	December 31, 2019
		Weighted-
	Number of	average
	RSU	grant date fair value
Outstanding at the beginning of the year	—	—
Granted	124,727	22.95
Vested	(849)	23.14
Forfeited	(5,625)	23.03
Outstanding at the end of the year	118,253	22.95

Stock-based compensation costs which include options and RSU included in the consolidated statements of operations were as follows:

	Year ended
	December 31,
	2019	2018	2017
Cost of revenue	$142	$12	$20
Research and development	3,197	731	286
Sales and marketing	1,853	1,480	836
General and administrative	3,707	9,425	261
	$8,899	$11,648	$1,403

e.   Secondary market transactions:

During 2018, certain ordinary shareholders (including employees or former employees and certain directors of the Company) sold the Company’s Ordinary shares in secondary market transactions to an existing investor of the Company. They sold an aggregate amount of 679,762 Ordinary shares for an aggregate consideration of $15,000 at an average price of $21.41‑$22.41 per share. The incremental value between the sale price and the fair value of the Ordinary shares at each date of sale resulted in aggregate stock-based compensation cost of $9,187 for the year ended December 31, 2018, recorded under operating expenses.